GUARANTOR SUBSIDIARIES	12 Months Ended
Dec. 27, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
GUARANTOR SUBSIDIARIES
GUARANTOR SUBSIDIARIES

The OpCo Notes of Interline New Jersey (the “Subsidiary Issuer”), issued in November 2010, are fully and unconditionally guaranteed, jointly and severally, on an unsecured senior basis by Interline Brands, Inc. (the “Parent Company”) and a majority of Interline New Jersey’s 100% owned domestic subsidiaries, subject to certain exceptions (collectively the “Guarantor Subsidiaries”). The guarantees by the Parent Company and the Guarantor Subsidiaries are senior to any of their existing and future subordinated obligations, equal in right of payment with any of their existing senior subordinated indebtedness, subordinated to any of their senior indebtedness outstanding prior to the Merger and equal in right of payment to any senior indebtedness outstanding as of the Merger Date and any future senior indebtedness.

The Parent Company conducts virtually all of its business operations through the Subsidiary Issuer. Accordingly, the Parent Company’s only material sources of cash are dividends and distributions with respect to its ownership interests in the Subsidiary Issuer that are derived from the earnings and cash flow generated by the Subsidiary Issuer. For the fiscal year ended December 27, 2013, dividends totaling $32.5 million were paid to the Parent Company from the Subsidiary Issuer for the purpose of funding interest payments on the HoldCo Notes. On September 8, 2012, a dividend of $162.3 million was paid to the Parent Company from the Subsidiary Issuer for the purpose of funding the Merger transactions. For the period December 31, 2011 through September 7, 2012, dividends totaling $1.5 million were paid to the Parent Company from the Subsidiary Issuer for the purpose of funding share repurchases to satisfy minimum tax withholding requirements on share-based compensation. During the year ended December 30, 2011, dividends totaling $26.2 million were paid to the Parent Company from the Subsidiary Issuer primarily for the purpose of funding the share repurchase that occurred during that year.

Effective July 2, 2012, all of the preferred stock between the Parent and the Subsidiary Issuer was canceled and retired.

The following tables set forth, on a condensed consolidating basis, the balance sheets, statements of operations and comprehensive (loss) income, and statements of cash flows for the Parent Company, Subsidiary Issuer and Guarantor Subsidiaries for all financial statement periods presented in the Company’s consolidated financial statements. The non-guarantor subsidiaries are minor and are included in the condensed financial data of the Subsidiary Issuer. The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Parent Company or the Guarantor Subsidiaries; therefore, the following tables do not reflect any such allocation.

The condensed consolidating financial statements presented below for the Successor periods reflect the historical accounting basis for the Subsidiary Issuer and for the Guarantor Subsidiaries, with the exception of JanPak, which is recorded at fair value at the date of acquisition. In Successor periods, certain purchase accounting adjustments resulting from the Merger are reflected in the consolidating adjustments column.

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 27, 2013
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$242	$6,516	$966	$—	$7,724
Accounts receivable - trade, net	—	138,308	25,490	—	163,798
Inventories	—	246,666	29,675	—	276,341
Intercompany receivable	—	1,493	4,619	(6,112)	—
Other current assets	52,331	50,342	5,846	(38,841)	69,678
Total current assets	52,573	443,325	66,596	(44,953)	517,541

Property and equipment, net	—	54,737	3,928	—	58,665
Goodwill	—	346,025	19,053	121,361	486,439
Other intangible assets, net	14,223	125,998	32,189	272,636	445,046
Investment in subsidiaries	777,137	106,958	—	(884,095)	—
Other assets	—	2,497	7,545	—	10,042
Total assets	$843,933	$1,079,540	$129,311	$(535,051)	$1,517,733

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$—	$107,516	$16,399	$—	$123,915
Accrued expenses and other current liabilities	17,203	108,607	5,182	(41,298)	89,694
Intercompany payable	1,493	4,619	—	(6,112)	—
Current portion of capital leases	—	231	—	—	231
Total current liabilities	18,696	220,973	21,581	(47,410)	213,840

Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	365,000	415,010	—	18,347	798,357
Other liabilities	103,384	44,527	772	—	148,683
Total liabilities	487,080	680,510	22,353	(29,063)	1,160,880

Stockholders' equity	356,853	399,030	106,958	(505,988)	356,853
Total liabilities and stockholders' equity	$843,933	$1,079,540	$129,311	$(535,051)	$1,517,733

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 28, 2012
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$1,455	$13,803	$2,247	$—	$17,505
Accounts receivable - trade, net	—	134,269	23,218	—	157,487
Inventories	—	225,829	23,722	—	249,551
Intercompany receivable	18,384	4,878	—	(23,262)	—
Other current assets	38,104	24,297	4,799	(170)	67,030
Total current assets	57,943	403,076	53,986	(23,432)	491,573

Property and equipment, net	—	56,926	4,821	—	61,747
Goodwill	—	346,025	19,054	121,360	486,439
Other intangible assets, net	16,070	135,038	32,600	293,180	476,888
Investment in subsidiaries	787,338	99,321	—	(886,659)	—
Other assets	—	2,174	7,412	—	9,586
Total assets	$861,351	$1,042,560	$117,873	$(495,551)	$1,526,233

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$—	$106,051	$7,552	$—	$113,603
Accrued expenses and other current liabilities	33,999	32,408	4,950	(3,651)	67,706
Intercompany payable	—	18,384	4,878	(23,262)	—
Current portion of capital leases	—	521	—	—	521
Total current liabilities	33,999	157,364	17,380	(26,913)	181,830

Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	365,000	427,726	—	21,494	814,220
Other liabilities	104,882	69,011	1,172	(2,352)	172,713
Total liabilities	503,881	654,101	18,552	(7,771)	1,168,763

Stockholders' equity	357,470	388,459	99,321	(487,780)	357,470
Total liabilities and stockholders' equity	$861,351	$1,042,560	$117,873	$(495,551)	$1,526,233

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
FOR THE FISCAL YEAR ENDED DECEMBER 27, 2013
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$1,356,649	$241,406	$—	$1,598,055
Cost of sales	—	863,087	181,997	—	1,045,084
Gross profit	—	493,562	59,409	—	552,971

Operating Expenses:
Selling, general and administrative expenses	319	426,697	29,196	1,024	457,236
Depreciation and amortization	—	26,995	1,773	21,270	50,038
Merger related expenses	62	1,315	—	—	1,377
Operating (loss) income	(381)	38,555	28,440	(22,294)	44,320

Equity earnings of subsidiaries	(3,938)	(19,931)	—	23,869	—

Interest and other (expense) income, net	(38,575)	(29,669)	2,863	3,874	(61,507)
(Loss) income before income taxes	(35,018)	28,817	31,303	(42,289)	(17,187)
Income tax (benefit) provision	(28,678)	6,459	11,372	—	(10,847)
Net (loss) income	(6,340)	22,358	19,931	(42,289)	(6,340)
Other comprehensive loss	(546)	(546)	—	546	(546)
Comprehensive (loss) income	$(6,886)	$21,812	$19,931	$(41,743)	$(6,886)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
FOR THE PERIOD FROM SEPTEMBER 8, 2012 THROUGH DECEMBER 28, 2012
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$394,322	$10,271	$—	$404,593
Cost of sales	—	248,666	7,683	—	256,349
Gross profit	—	145,656	2,588	—	148,244

Operating Expenses:
Selling, general and administrative expenses	19	118,765	2,379	(5,630)	115,533
Depreciation and amortization	—	8,089	11	4,737	12,837
Merger related expenses	27,900	11,741	—	—	39,641
Other operating income	—	—	(5,909)	5,909	—
Operating (loss) income	(27,919)	7,061	6,107	(5,016)	(19,767)

Equity earnings of subsidiaries	(20)	(4,686)	—	4,706	—

Interest and other (expense) income, net	(12,089)	(9,394)	1,070	1,233	(19,180)
(Loss) income before income taxes	(39,988)	2,353	7,177	(8,489)	(38,947)
Income tax (benefit) provision	(11,544)	(1,450)	2,491	—	(10,503)
Net (loss) income	(28,444)	3,803	4,686	(8,489)	(28,444)
Other comprehensive loss	(33)	(33)	—	33	(33)
Comprehensive (loss) income	$(28,477)	$3,770	$4,686	$(8,456)	$(28,477)
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
FOR THE PERIOD FROM DECEMBER 31, 2011 THROUGH SEPTEMBER 7, 2012
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$917,752	$—	$—	$917,752
Cost of sales	—	584,033	—	—	584,033
Gross profit	—	333,719	—	—	333,719

Operating Expenses:
Selling, general and administrative expenses	—	269,138	13	(13,742)	255,409
Depreciation and amortization	—	17,707	—	—	17,707
Merger related expenses	—	19,049	—	—	19,049
Other operating income	—	—	(13,742)	13,742	—
Operating income	—	27,825	13,729	—	41,554

Equity earnings of subsidiaries	(12,824)	(10,881)	—	23,705	—

Loss on extinguishment of debt, net	—	(2,214)	—	—	(2,214)
Interest and other (expense) income, net	—	(17,610)	2,478	—	(15,132)
Income before income taxes	12,824	18,882	16,207	(23,705)	24,208
Income tax provision	—	6,058	5,326	—	11,384
Net income	12,824	12,824	10,881	(23,705)	12,824
Preferred stock dividends	—	(70,965)	—	70,965	—
Net income (loss) attributable to common stockholders	12,824	(58,141)	10,881	47,260	12,824
Other comprehensive income	303	303	—	(303)	303
Comprehensive income (loss)	$13,127	$(57,838)	$10,881	$46,957	$13,127
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
FOR THE FISCAL YEAR ENDED DECEMBER 30, 2011
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$1,249,484	$—	$—	$1,249,484
Cost of sales	—	787,017	—	—	787,017
Gross profit	—	462,467	—	—	462,467

Operating Expenses:
Selling, general and administrative expenses	—	373,719	55	(19,020)	354,754
Depreciation and amortization	—	23,739	—	—	23,739
Other operating income	—	—	(19,020)	19,020	—
Operating income	—	65,009	18,965	—	83,974

Equity earnings of subsidiaries	(37,674)	(14,923)	—	52,597	—

Interest and other (expense) income, net	—	(25,710)	3,247	—	(22,463)
Income before income taxes	37,674	54,222	22,212	(52,597)	61,511
Income tax provision	—	16,548	7,289	—	23,837
Net income	37,674	37,674	14,923	(52,597)	37,674
Preferred stock dividends	—	(128,125)	—	128,125	—
Net income (loss) attributable to common stockholders	37,674	(90,451)	14,923	75,528	37,674
Other comprehensive loss	(177)	(177)	—	177	(177)
Comprehensive income (loss)	$37,497	$(90,628)	$14,923	$75,705	$37,497
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE FISCAL YEAR ENDED DECEMBER 27, 2013
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$(31,381)	$29,350	$22,880	$—	$20,849
Cash Flows from Investing Activities:
Purchases of property and equipment, net	—	(18,111)	(627)	—	(18,738)
Dividends received from subsidiary issuer	32,500	—	—	(32,500)	—
Net cash provided by (used in) investing activities	32,500	(18,111)	(627)	(32,500)	(18,738)
Cash Flows from Financing Activities:
Increase in purchase card payable, net	—	822	—	—	822
Proceeds from ABL Facility	—	124,000	—	—	124,000
Payments on ABL Facility	—	(136,500)	—	—	(136,500)
Payments of debt financing costs	(228)	—	—	—	(228)
Payments on capital lease obligations	—	(506)	—	—	(506)
Proceeds from issuance of common stock	800	—	—	—	800
Dividends paid to parent company	—	(32,500)	—	32,500	—
Intercompany activity	(2,904)	26,438	(23,534)	—	—
Net cash used in financing activities	(2,332)	(18,246)	(23,534)	32,500	(11,612)
Effect of exchange rate changes on cash and cash equivalents	—	(280)	—	—	(280)
Net decrease in cash and cash equivalents	(1,213)	(7,287)	(1,281)	—	(9,781)
Cash and cash equivalents at beginning of period	1,455	13,803	2,247	—	17,505
Cash and cash equivalents at end of period	$242	$6,516	$966	$—	$7,724

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE PERIOD FROM SEPTEMBER 8, 2012 THROUGH DECEMBER 28, 2012
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$(24,005)	$25,998	$2,357	$—	$4,350
Cash Flows from Investing Activities:
Acquisition of Interline Brands, Inc.	(825,717)	—	—	—	(825,717)
Purchases of property and equipment, net	—	(5,748)	—	—	(5,748)
Dividends received from subsidiary issuer	162,262	—	—	(162,262)	—
Purchase of business, net of cash acquired	—	(82,500)	—	—	(82,500)
Net cash used in investing activities	(663,455)	(88,248)	—	(162,262)	(913,965)
Cash Flows from Financing Activities:
Proceeds from equity contributions, net	350,886	—	—	—	350,886
Increase in purchase card payable, net	—	1,289	—	—	1,289
Proceeds from issuance of HoldCo Notes	365,000	—	—	—	365,000
Proceeds from ABL Facility	—	217,500	—	—	217,500
Payments on ABL Facility	—	(90,000)	—	—	(90,000)
Payments of debt financing costs	(16,701)	(9,652)	—	—	(26,353)
Payments on capital lease obligations	—	(193)	—	—	(193)
Proceeds from issuance of common stock	1,454	—	—	—	1,454
Dividends paid to parent company	—	(162,262)	—	162,262	—
Intercompany activity	(11,724)	11,909	(185)	—	—
Net cash provided by (used in) financing activities	688,915	(31,409)	(185)	162,262	819,583
Effect of exchange rate changes on cash and cash equivalents	—	(65)	—	—	(65)
Net increase (decrease) in cash and cash equivalents	1,455	(93,724)	2,172	—	(90,097)
Cash and cash equivalents at beginning of period	—	107,527	75	—	107,602
Cash and cash equivalents at end of period	$1,455	$13,803	$2,247	$—	$17,505

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE PERIOD FROM DECEMBER 31, 2011 THROUGH SEPTEMBER 7, 2012
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$—	$24,917	$37	$—	$24,954
Cash Flows from Investing Activities:
Purchases of property and equipment, net	—	(11,966)	—	—	(11,966)
Dividends received from subsidiary issuer	1,450	—	—	(1,450)	—
Other	—	(3,278)	—	—	(3,278)
Net cash provided by (used in) investing activities	1,450	(15,244)	—	(1,450)	(15,244)
Cash Flows from Financing Activities:
Decrease in purchase card payable, net	—	(3,840)	—	—	(3,840)
Payments of debt financing costs	—	(355)	—	—	(355)
Payments on capital lease obligations	—	(456)	—	—	(456)
Purchases of treasury stock	(1,450)	—	—	—	(1,450)
Dividends paid to parent company	—	(1,450)	—	1,450	—
Other	—	6,761	—	—	6,761
Net cash (used in) provided by financing activities	(1,450)	660	—	1,450	660
Effect of exchange rate changes on cash and cash equivalents	—	133	—	—	133
Net increase in cash and cash equivalents	—	10,466	37	—	10,503
Cash and cash equivalents at beginning of period	—	97,061	38	—	97,099
Cash and cash equivalents at end of period	$—	$107,527	$75	$—	$107,602

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE FISCAL YEAR ENDED DECEMBER 30, 2011
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$—	$72,944	$(76)	$—	$72,868
Cash Flows from Investing Activities:
Purchases of property and equipment, net	—	(19,371)	—	—	(19,371)
Proceeds from sales and maturities of short-term investments	—	100	—	—	100
Purchase of businesses, net of cash acquired	—	(9,695)	—	—	(9,695)
Dividends received from subsidiary issuer	26,178	—	—	(26,178)	—
Other	—	(52)	—	52	—
Net cash provided by (used in) investing activities	26,178	(29,018)	—	(26,126)	(28,966)
Cash Flows from Financing Activities:
Increase in purchase card payable, net	—	5,536	—	—	5,536
Repayment of capital lease obligations	—	(645)	—	—	(645)
Repayment of 8 1/8% senior subordinated notes	—	(13,358)	—	—	(13,358)
Payments of debt financing costs	—	(29)	—	—	(29)
Purchases of treasury stock	(26,178)	—	—	—	(26,178)
Dividends paid to parent company	—	(26,178)	—	26,178	—
Other	—	959	52	(52)	959
Net cash (used in) provided by financing activities	(26,178)	(33,715)	52	26,126	(33,715)
Effect of exchange rate changes on cash and cash equivalents	—	(69)	—	—	(69)
Net increase (decrease) in cash and cash equivalents	—	10,142	(24)	—	10,118
Cash and cash equivalents at beginning of period	—	86,919	62	—	86,981
Cash and cash equivalents at end of period	$—	$97,061	$38	$—	$97,099